Capital and Operating Lease Commitments (Contractual Obligations And Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total	$ 457		$ 457
Otc Clinical Service Agreement [Member]
Total	402	[1]
Database Integration Service Agreement [Member]
Total	0	[2]
Drug Purchase Commitment [Member]
Total	55	[3]
Less than 1 year [Member]
Total	457
Less than 1 year [Member] | Otc Clinical Service Agreement [Member]
Total	402	[1]
Less than 1 year [Member] | Database Integration Service Agreement [Member]
Total	0	[2]
Less than 1 year [Member] | Drug Purchase Commitment [Member]
Total	55	[3]
1-3 years [Member]
Total	0
1-3 years [Member] | Otc Clinical Service Agreement [Member]
Total	0	[1]
1-3 years [Member] | Database Integration Service Agreement [Member]
Total	0	[2]
1-3 years [Member] | Drug Purchase Commitment [Member]
Total	$ 0	[3]

[1]	(1) Under the service agreement with OCT Group LLC entered in August 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia. The payments will be made upon the fulfillment of several milestones during the planned clinical trial including regulatory approval of trial, enrollment of patients and the completion of therapy of patients. The Company amended the agreement in April 2011 and August 2011 for the addition of additional sites for OCT to service during the Phase II clinical trial. Further, the Company amended the agreement in June 2012 for the transition to a paper-based database to be developed by OCT. In addition, the Company amended the agreement on October 29, 2012 for the addition of up to 20 patients to be enrolled.
[2]	(2) Under the license agreement with Oregon Health & Science University (OHSU) for STS dated February 20, 2013, upon the first commercial sale of STS we may become responsible for a payment to OHSU of up to $0.1 million. Prior to this new license agreement with OHSU, the previous license agreement with OHSU dated September 26, 2002, included that the Company may have become responsible for a payment to OHSU of up to $0.5 million upon the successful completion of the Phase III clinical trial with COG or SIOPEL. The license agreement with OHSU dated September 26, 2002 was terminated on February 20, 2013. Royalty payments, which are contingent on sales, are not included.
[3]	(3) Under the service agreement with LifeSci Advisors, LLC, the Company is required to make several payments over the course of the agreement. Life SciAdvisors, LLC services include, but are not limited to, an investor meeting program and creating a key message platform.